UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Structured Finance Feeder Fund, Ltd.

Address:  c/o CITCO Fund Services(Cayman Islands) Limited
          89 Nexus Way, 2nd Floor
          Camana Bay
          P.O. Box 31106
          Grand Caymans, KY1-1205
          Cayman Islands


13F File Number: 028-13841

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory L. Florio
Title:  Chief Compliance Officer
Phone:  (212) 381-0159


Signature, Place and Date of Signing:

/s/ Gregory L. Florio          New York, New York           May 14, 2010
---------------------         -------------------          -------------
     [Signature]                  [City, State]                [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name


     028-10682                   Marathon Asset Management, L.P.
     -----------------------     ------------------------------


SK 02337 0009 1097637